SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Public Utility Property, Plant, and Equipment
%
Computer equipment	20-33 (mainly 33)
Office furniture and equipment	6 - 10 (mainly 10)
Machinery and laboratory equipment	15
Field service units	20-50
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Schedule of disaggregation of revenues
	Year Ended December 31,
	2023	2022	2021
Product	$10,681	$4,175	$4,916
Rental	1,033	859	533
Service and warranty	2,140	477	517
Total Revenues	$13,854	$5,511	$5,966

Schedule of contract balances
	December 31,	December 31,
	2023	2022
Trade receivable, net of credit losses (1)	$3,120	$1,036
Deferred revenues (1) (2)	$3,010	$1,191

(1)	Balance presented net of unrecognized revenue that was not yet collected.

(2)	$435 thousands of the December 31, 2022 deferred revenue balance was recognized as revenue during the year ended December 31, 2023.

Schedule of warranty provision
US Dollars in thousands
Balance at December 31, 2022	$92
AlterG acquisition – see note 5	535
Provision	200
Usage	(479)
Balance at December 31, 2023	$348

Schedule of concentration of credit risk
	December 31,
	2023		2022
Customer A	*	)%	27%
Customer B	*	)%	13%
Customer C	-		13%
Customer D	-		11%

*)	Less than 10%

Schedule of assets and liabilities measured at fair value
		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2023	December 31, 2022
Financial assets:

Money market funds included in cash and cash equivalent	Level 1	$2,550	$-
Treasury bills included in cash and cash equivalent	Level 1	$2,525	$-

Total Assets Measured at Fair Value		$5,075	$-

Financial Liabilities:
Earnout	Level 3	$3,292	$-

Total liabilities measured at fair value		$3,292	$-

Schedule of warrants liability activity
Earnout
Initial Measurement (August 11, 2023)	$3,607
Change in fair value	(315)
Balance December 31, 2023	$3,292